As filed with the Securities and Exchange Commission on February 22, 2019

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 238	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 240	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 232 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on December 28, 2018, and pursuant to Rule 485(a)(1) would become effective on February 26, 2019.

This Post-Effective Amendment No. 238 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 1, 2019 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 238 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 238 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 238 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 22, 2019.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick Rudnick*
Patrick Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 238 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	February 22, 2019
Daniel D. O’Neill

/s/ Gerald E. Shanley III*	Trustee	February 22, 2019
Gerald E. Shanley III

/s/ John Weisser*	Trustee	February 22, 2019
John Weisser

/s/ Jacob C. Gaffey*	Trustee	February 22, 2019
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	February 22, 2019
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	February 22, 2019
Henry W. Mulholland

/s/ Patrick J. Rudnick*	Principal Executive Officer and	February 22, 2019
Patrick J. Rudnick	Principal Financial Officer

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 232 to the Trust’s Registration Statement filed with the SEC on December 28, 2018.